Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid interest		$ 542,065
Prepaid expenses	1,680,529	1,636,223	509,547
Other receivables	161,141	200,034	177,528
Interest receivable	72,311	6,362	25
Total	$ 1,913,981	$ 2,384,684	$ 687,100